Discontinued Operations and Divestitures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Dec. 31, 2013	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of income taxes	$ 0	$ 0.2	$ (0.1)	$ (0.8)	$ 2.3	$ (0.2)	[1]	$ (0.5)	$ (0.6)	$ (0.7)	$ 1.0	$ (6.7)
Gain on divestiture										15.6	2.9	2.9
Oxymorphone ER
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Upfront cash received													4.0
Contractually obligated future cash receipts													8.0
Gain on divestiture										11.7
TussiCaps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Upfront cash received														11.5
Gain on divestiture														11.1
Contingent payments received	2.9				2.9					2.9	2.9	2.9
Introduction of Competitive Generic Product | TussiCaps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent gains related to divestiture														11.5
Sales Target | TussiCaps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent gains related to divestiture														$ 1.0

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.